N-6	Jan. 23, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Pruco Life Variable Universal Account
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Jan. 23, 2025
Amendment Flag	false
C000244916 [Member] | C000053820 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	2.28%
C000244916 [Member] | C000005195 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST International Equity Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.75%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	6.08%
C000244916 [Member] | C000125624 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST Large-Cap Equity Portfolio
Portfolio Company Objective [Text Block]	Large Cap
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	10.27%